Goodwill and Intangible Assets, Net - Schedule of Intangible Asset Net Carrying Amount and Weighted Average Remaining Useful Lives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets, Net Carrying Amount	$ 4,170	$ 1,733
Customer Related and Contract Based Intangibles
Schedule Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets, Net Carrying Amount	$ 3,543	1,592
Intangible assets, Weighted Average Remaining Useful Lives	14 years 6 months
Technology Related Intangibles
Schedule Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets, Net Carrying Amount	$ 234	136
Intangible assets, Weighted Average Remaining Useful Lives	5 years 6 months
Trade Name
Schedule Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets, Net Carrying Amount	$ 393	$ 2
Intangible assets, Weighted Average Remaining Useful Lives	14 years 3 months 18 days